Shareholders' Equity (Share Option Plan) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 27, 2022	Jan. 31, 2018	Dec. 31, 2023	May 01, 2023	Apr. 29, 2021	Apr. 30, 2020	May 02, 2019	Oct. 21, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax			25.00%
Value of shares authorized under one-year share repurchase plan							$ 15
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized								500,000
Additional shares authorized	750,000	600,000
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares authorized under one-year share repurchase plan				$ 15	$ 15	$ 15